Opportunistic Credit Interval Fund	Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal Value
BANK LOANS (84.49%)(a)(b)
Communication Services (8.08%)
Neptune Bidco US Inc., First Lien Term Loan A(c)	9.08%	3M SOFR + 4.75%, 0.50% Floor	10/11/2028	$2,469,773	$2,332,614
Neptune Bidco US Inc., First Lien Term Loan(c)	9.33%	3M SOFR + 5.00%, 0.50% Floor	04/11/2029	2,613,458	2,478,577
Neptune Bidco US Inc., Second Lien Term Loan(c)	14.08%	3M SOFR + 9.75%, 0.75% Floor	10/11/2029	1,787,907	1,761,089
Next Flight Ventures, Delayed Draw Term Loan(c)(d)(e)	14.59%	3M SOFR + 10.00%	12/26/2025	267,360	252,903
Next Flight Ventures, First Lien Term Loan(c)(d)	14.56%	14.56% PIK	12/26/2025	1,242,935	1,187,003
Synamedia Americas Holdings, Inc., First Lien Term Loan(c)	10.80%	1M SOFR + 6.50%, 1.00% Floor	12/05/2028	4,631,466	4,618,034
					12,630,220
Consumer Discretionary (1.68%)
PMP OPCO, LLC, Delayed Draw Term Loan(c)(e)(f)	–%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	–	(59,194)
PMP OPCO, LLC, First Lien Term Loan(c)(f)	12.83%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	1,949,063	1,841,669
PMP OPCO, LLC, Revolver(c)(e)(f)	–%	1M SOFR + 8.50%, 2.00% Floor	05/31/2029	–	(12,053)
Riddell Inc., Delayed Draw Term Loan(c)(e)(f)	–%	1M SOFR + 6.00%, 1.00% Floor	03/29/2029	–	(336)
Riddell Inc., First Lien Term Loan(c)(f)	10.31%	1M SOFR + 6.00%, 1.00% Floor	03/29/2029	857,395	854,222
					2,624,308
Consumer Staples (6.98%)
Florida Food Products LLC, First Lien Term Loan(c)	9.56%	3M SOFR + 5.00%, 0.75% Floor	10/18/2028	4,050,709	2,754,482
Global Integrated Flooring Systems Inc., First Lien Term Loan(c)(d)	13.66%	3M SOFR + 8.36%, 1.00% PIK	12/31/2026	1,208,041	666,839
Global Integrated Flooring Systems Inc., Revolver(c)(d)	13.69%	1M SOFR + 8.36%, 1.00% PIK	12/31/2026	12,256	6,766
Jackson Ranch LLC, First Lien Term Loan(c)(d)	13.00%	13.00% PIK	09/20/2027	1,991,872	2,016,770
Middle West Spirits, LLC, First Lien Term Loan(c)	10.53%	3M SOFR + 6.25%	04/23/2030	384,028	376,219
Middle West Spirits, LLC, Revolver(c)(e)	–%	3M SOFR + 6.25%	04/23/2030	–	–
SPB C-2024, LLC, First Lien Term Loan(c)(d)	13.00%	13.00% PIK	08/19/2027	5,033,564	5,096,484
					10,917,560
Financials (28.76%)
AIS Holdco, LLC, First Lien Term Loan(c)	10.30%	3M SOFR + 6.00%, 1.25% Floor	05/21/2029	2,088,220	2,065,041
AIS Holdco, LLC, Revolver(c)(e)	–%	3M SOFR + 6.00%, 1.25% Floor	05/21/2029	–	(1,110)
BetaNXT, Inc., First Lien Term Loan(c)	10.05%	3M SOFR + 5.75%	07/01/2029	5,322,542	5,127,737
Broadway Strategic Return Fund LP, Delayed Draw Term Loan(c)(e)	18.00%	N/A	03/13/2029	2,450,000	2,423,750
Cor Leonis Limited, Revolver(c)(e)	11.55%	3M SOFR + 7.25%, 1.50% Floor	05/15/2028	6,293,716	6,293,716
Expert Experience Credit Motors, LLC, Revolver(c)(e)	14.82%	1M SOFR + 10.50%	03/29/2026	4,962,457	4,962,457
Lion FIV Debtco Limited, Revolver(c)	15.36%	3M SOFR + 11.00%	10/18/2025	1,221,513	1,219,070
Meridian Venture Partners II LP, First Lien Term Loan(c)(d)	15.50%	15.50% PIK	04/15/2027	1,460,722	1,435,305
PMA Parent Holdings LLC, First Lien Term Loan(c)	9.80%	3M SOFR + 5.50%, 0.75% Floor	01/31/2031	2,795,625	2,760,400
PMA Parent Holdings LLC, Revolver(c)(e)	–%	3M SOFR + 5.50%, 0.75% Floor	01/31/2031	–	(2,486)
PocketWatch, Inc., First Lien Term Loan(c)	16.00%	N/A	07/15/2027	1,208,897	1,208,897
Resolute Investment Managers Inc, First Lien Term Loan(c)	11.06%	3M SOFR + 6.50%	04/30/2027	4,944,787	4,910,816
RHF VIII Holdings LLC, Revolver(c)	11.68%	1M SOFR + 7.13%, 2.50% Floor	07/02/2026	5,000,000	4,991,000
Royal Palm Equity Partners I L.P., Delayed Draw Term Loan(c)(d)(e)	11.32%	11.32% PIK	10/24/2033	59,746	60,425
Royal Palm Equity Partners I L.P., First Lien Term Loan(c)(d)	11.23%	3M SOFR + 7.00%, 2.50% Floor	10/24/2033	74,907	74,570
Royal Palm Equity Partners I L.P., Initial First Lien Term Loan(c)(d)	11.28%	11.28% PIK	10/24/2033	604,817	602,095
Royal Palm Equity Partners II L.P., First Lien Term Loan(c)(d)	12.28%	12.28% PIK	10/24/2028	44,861	44,605
Russell Investments US Institutional Holdco, Inc., First Lien Term Loan(c)(d)	10.78%	3M SOFR + 5.00%, 1.50% PIK, 1.00% Floor	05/31/2027	4,609,104	4,370,583
TA/WEG HOLDINGS, LLC, 2024 Delayed Draw Term Loan(c)	9.30%	3M SOFR + 5.00%	10/02/2028	2,439,295	2,439,295
TA/WEG HOLDINGS, LLC, Revolver(c)(e)	–%	3M SOFR + 5.00%	10/02/2028	–	–
					44,986,166
Health Care (8.23%)
CCMG Buyer, LLC, First Lien Term Loan(c)	9.83%	1M SOFR + 5.50%, 1.00% Floor	05/08/2030	1,567,500	1,567,500
CCMG Buyer, LLC, Revolver(c)(e)	–%	1M SOFR + 5.50%, 1.00% Floor	05/08/2030	–	–
Dentive LLC, Delayed Draw Term Loan(c)(e)	11.05%	3M SOFR + 6.75%, 0.75% Floor	12/26/2028	1,735,273	1,671,348
Dentive LLC, First Lien Term Loan(c)	11.05%	3M SOFR + 6.75%, 0.75% Floor	12/26/2028	235,809	229,914
IDC Infusion Services, Inc., Delayed Draw Term Loan(c)(e)	10.80%	3M SOFR + 6.50%, 1.00% Floor	07/07/2028	116,299	117,167

Opportunistic Credit Interval Fund	Schedule of Investments

June 30, 2025 (Unaudited)

	Coupon	Reference Rate & Spread	Maturity	Principal	Value
IDC Infusion Services, Inc., First Lien Term Loan(c)	10.80%	3M SOFR + 6.50%, 1.00% Floor	07/07/2028	$360,463	$361,941
IDC Infusion Services, Second Amendment First Lien Term Loan(c)	10.30%	3M SOFR + 6.00%, 1.00% Floor	07/07/2028	3,473,750	3,447,350
PhyNet Dermatology LLC, Delayed Draw Term Loan(c)(e)	–%	3M SOFR + 6.50%, 1.00% Floor	10/20/2029	–	–
PhyNet Dermatology LLC, First Lien Term Loan(c)	10.77%	3M SOFR + 6.50%, 1.00% Floor	10/20/2029	479,238	474,446
Radiology Partners, Inc, First Lien Term Loan(c)(d)	9.59%	3M SOFR + 3.50%, 1.50% PIK, 1.00% Floor	01/31/2029	2,015,925	2,017,608
South Florida ENT Associates, Delayed Draw Term Loan(c)(e)	10.68%	3M SOFR + 6.25%, 1.00% Floor	12/31/2028	137,143	135,536
South Florida ENT Associates, First Lien Term Loan(c)	11.33%	3M SOFR + 7.00%, 1.00% Floor	12/31/2028	387,524	385,858
USN Opco, LLC, First Lien Term Loan(c)	10.18%	3M SOFR + 5.75%, 1.00% Floor	12/21/2026	2,468,750	2,465,787
					12,874,455
Industrials (7.51%)
Astro Acquisition, LLC, First Lien Term Loan(c)	9.47%	6M SOFR + 5.50%, 1.00% Floor	12/13/2027	3,950,000	3,950,000
Marvel APS, Delayed Draw Term Loan(c)(d)(g)	10.00%	10.00% PIK	12/21/2027	3,536,970	4,640,521
Material Handling Systems, Inc., First Lien Term Loan(c)	9.72%	3M SOFR + 5.50%, 0.50% Floor	06/08/2029	1,559,942	1,237,362
Tactical Air Support, Inc., Delayed Draw Term Loan(c)	12.86%	3M SOFR + 8.50%, 1.00% Floor	12/22/2028	275,000	273,240
Tactical Air Support, Inc., First Lien Term Loan(c)	12.92%	3M SOFR + 8.50%, 1.00% Floor	12/22/2028	1,650,000	1,639,440
					11,740,563
Information Technology (19.64%)
DCert Buyer, Inc., First Amendment Term Loan Refinancing, Second Lien Term Loan(c)	11.33%	1M SOFR + 7.00%	02/16/2029	3,532,961	3,104,589
Enverus Holdings, Inc., Initial First Lien Term Loan(c)	9.83%	1M SOFR + 5.50%, 0.75% Floor	12/12/2029	803,915	799,493
Enverus Holdings, Inc., Revolver(c)(e)	9.82%	1M SOFR + 5.50%	12/12/2029	5,376	4,967
Fulcrum US Holdings, Inc., First Lien Term Loan(c)	13.50%	PRIME + 6.00%	07/15/2025	4,000,000	4,000,000
HDC / HW Intermediate Holdings, LLC, Delayed Draw Term Loan(c)(e)	13.56%	3M SOFR + 9.00%, 3.00% Floor	06/21/2026	33,333	33,333
HDC / HW Intermediate Holdings, LLC, First Lien Term Loan A(c)(d)	9.01%	3M SOFR + 1.00%, 2.50% PIK, 5.25% Floor	06/21/2026	1,014,996	799,310
HDC / HW Intermediate Holdings, LLC, First Lien Term Loan B(c)(d)(h)	–%	3M SOFR + 1.00%, 2.50% PIK, 5.25% Floor	06/21/2026	658,353	–
Help Systems Holdings, Inc., First Lien Term Loan(c)	8.38%	3M SOFR + 4.00%, 0.75% Floor	11/19/2026	2,463,603	2,353,443
Ivanti Security Holdings LLC, NewCo First Lien Term Loan(c)	10.02%	3M SOFR + 5.75%, 2.00% Floor	06/01/2029	180,424	186,063
Ivanti Software, Inc., First Lien Term Loan(c)	9.02%	3M SOFR + 4.75%, 0.75% Floor	06/01/2029	2,498,445	2,083,866
Kofax, Inc., First Lien Term Loan(c)	9.63%	3M SOFR + 5.25%, 0.50% Floor	07/20/2029	2,549,238	2,322,993
Morae Global Corporation, Delayed Draw Term Loan(c)(e)	–%	3M SOFR + 8.00%, 2.00% Floor	10/31/2028	–	48,016
Morae Global Corporation, First Lien Term Loan B(c)	12.45%	3M SOFR + 8.00%, 2.00% Floor	10/31/2028	1,698,810	1,667,042
Morae Global Corporation, First Lien Term Loan(c)	12.43%	3M SOFR + 8.00%, 2.00% Floor	10/31/2028	1,259,462	1,235,910
Morae Global Corporation, Revolver(c)(e)	12.42%	3M SOFR + 8.00%, 2.00% Floor	10/31/2028	100,000	97,662
PEAK Technology Partners, Inc., First Lien Term Loan(c)	9.83%	1M SOFR + 5.50%, 1.00% Floor	07/22/2027	610,604	605,231
Riskonnect Parent LLC, Delayed Draw Term Loan(c)(e)	–%	3M SOFR + 5.00%, 0.75% Floor	12/07/2028	–	12,500
Riskonnect Parent LLC, First Lien Term Loan(c)	9.22%	3M SOFR + 5.00%, 0.75% Floor	12/07/2028	1,209,756	1,200,683
Tank Holding Corp., First Lien Term Loan(c)	10.18%	1M SOFR + 5.75%, 0.75% Floor	03/31/2028	1,820,106	1,736,490
Tank Holding Corp., Revolver(c)(e)	–%	1M SOFR + 5.75%, 0.75% Floor	03/31/2028	–	(314)
Taoglas Group Holdings Limited, First Lien Term Loan(c)	11.55%	3M SOFR + 7.25%, 1.00% Floor	02/28/2029	306,938	302,611
Taoglas Group Holdings Limited, Revolver(c)(e)	11.54%	3M SOFR + 7.25%, 1.00% Floor	02/28/2029	76,700	75,487
VTX Intermediate Holdings, Inc., First Lien Term Loan(c)(d)	11.58%	1M SOFR + 7.00%, 1.00% PIK, 2.00% Floor	12/12/2029	3,067,707	3,044,699
VTX Intermediate Holdings, Inc., Second Lien Term Loan(c)(d)	12.50%	12.50% PIK	12/12/2030	5,137,082	5,002,491
					30,716,565
Real Estate (3.61%)
RHF VI Funding LLC, Revolver(c)	12.06%	3M SOFR + 7.50%	08/19/2025	5,652,145	5,652,145

TOTAL BANK LOANS
(Cost 132,577,737)					132,141,982

Opportunistic Credit Interval Fund	Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

				Shares	Value
COMMON EQUITY (5.40%)(b)
Communication Services (0.03%)
Next Flight Ventures(c)(i)				23	6,438
NFV Co-Pilot, Inc.(c)(i)				114	31,912
					38,350
Consumer Discretionary (0.05%)
IFRG Investor III, L.P.(c)(i)				1,281,011	74,105

Consumer Staples (0.02%)
Middle West Spirits, LLC, Common Stock(c)(i)				240	37,823

Diversified (1.26%)
Franklin BSP Capital Corp(c)				140,874	1,967,767

Financials (4.00%)
AQ Phoenix Parent, L.P.(c)(i)(j)				53,470	164,686
Treville Capital Solutions Fund A LP(c)(i)				3,500,000	4,095,000
TRMEF Basis II LLC(c)(i)				2,000,000	2,000,000
					6,259,686
Information Technology (0.04%)
HDC / HW Intermediate Holdings, LLC(c)(i)				24,803	–
VTX Holdings, LLC(c)(i)				2,486,597	59,175
					59,175
TOTAL COMMON EQUITY
(Cost $8,531,980)					8,436,906

ASSET-BACKED SECURITIES (0.17%)(b)
Financials (0.17%)
Mount Logan Funding 2018-1 LP(a)(c)(f)	22.14%	N/A	01/22/2033	479,858	265,794

TOTAL ASSET-BACKED SECURITIES
(Cost $451,770)					265,794

CORPORATE BONDS (5.99%)(a)(b)
Financials (5.99%)
EJF CRT 2024-R1 LLC, Class R1(c)	11.93%	1M CMTR + 7.75%	12/17/2055	6,361,510	6,361,510
EJF CRT 2025-1 LLC(c)	13.50%	PRIME + 6.50%	12/17/2055	3,000,000	3,000,000
					9,361,510
TOTAL CORPORATE BONDS
(Cost $9,361,510)					9,361,510

EQUIPMENT FINANCING (1.31%)
Financials (1.31%)
White Oak Equipment Finance 1, LLC(b)(c)(j)	10.75%	N/A	01/01/2027	2,054,431	2,054,431

TOTAL EQUIPMENT FINANCING
(Cost $2,054,431)					2,054,431

	Shares	Value
JOINT VENTURE (3.45%)(b)
Joint Venture (3.45%)
Great Lakes Funding II LLC, Series A(e)(l)(m)	5,791,967	5,392,321

TOTAL JOINT VENTURE
(Cost $5,791,967)		5,392,321

Opportunistic Credit Interval Fund	Schedule of Investments

June 30, 2025 (Unaudited)

		Shares	Value
PREFERRED STOCK (12.59%)(b)
Communication Services (2.28%)
Highmount DP SPV, LLC, Class A, Preferred(c)(e)(i)(j)		3,571,429	3,571,429

Consumer Discretionary (5.94%)
EBSC Holdings LLC (Riddell, Inc.), Preferred(c)(d)(f)	10.00% PIK	5,655,150	6,461,010
Princeton Medspa Partners, LLC, Preferred(c)(d)(f)(j)	12.50% PIK	3,958,438	2,825,217
			9,286,227
Consumer Staples (1.54%)
Middle West Spirits, LLC, Preferred(c)(d)	10.00% PIK	2,450,000	2,411,361

Health Care (2.83%)
Epilog Partners SPV III, LLC, Preferred(c)(e)(i)(j)		3,538,399	4,427,556

TOTAL PREFERRED STOCK
(Cost $19,071,984)			19,696,573

WARRANTS (0.15%)(b)
Consumer Discretionary (0.04%)
Princeton Medspa Partners, LLC(c)(f)(j)		0.09	66,191

Information Technology (0.11%)
Morae Global Holdings Inc.(c)		2	163,764

TOTAL WARRANTS
(Cost $130,333)			229,955

SHORT-TERM INVESTMENT (2.85%)
Money Market Funds (2.85%)
US BANK MMDA - USBGFS 9, 4.20%(b)(n)		4,461,406	4,461,406

TOTAL SHORT-TERM INVESTMENT
(Cost $4,461,406)			4,461,406

	Number of
	Contracts	Value
DERIVATIVES (–%)(b)
Consumer Discretionary (–%)
Princeton Medspa Partners, LLC, Put Option(c)(f)(j)	3,500,000	–

Health Care (–%)
Epilog Partners SPV III, LLC, Put Option(c)(j)	3,500,000	–

TOTAL DERIVATIVES
(Cost $–)		–

INVESTMENTS, AT VALUE (116.40%)
(Cost $182,433,118)		$182,040,878
Assets In Excess Of Liabilities (-16.40%)		(25,642,252)

NET ASSETS (100.00%)		$156,398,626

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

PIK - Payment in-kind

CMTR - Constant Maturity Treasury Rate

Opportunistic Credit Interval Fund	Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

Reference Rates:

PRIME - US Prime Rate as of June 30, 2025 was 7.50%

1M CMTR - 1 Month CMTR as of June 30, 2025 was 4.18%

3M US SOFR - 3 Month US SOFR as of June 30, 2025 was 4.34%

6M US SOFR - 6 Month US SOFR as of June 30, 2025 was 4.37%

1M US SOFR - 1 Month SOFR as of June 30, 2025 was 4.32%

(a)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	These investments are pledged to secure the Fund’s debt obligations.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(d)	Payment in-kind security which may pay interest in additional par.
(e)	All or a portion of this commitment was unfunded as of June 30, 2025.
(f)	Affiliated company.
(g)	Principal balance denominated in euros.
(h)	Non-accrual investment.
(i)	Non-income producing security.
(j)	Investment is held through SOFIX Master Blocker, LLC, wholly owned subsidiary.
(k)	Not used
(l)	Restricted security.
(m)	During the three month period ended June 30, 2025, the Fund invested $0 in Great Lakes Funding II, LLC - Series A units, received a return of capital distribution of $805,422, and reported change in unrealized depreciation of $125,545 on Great Lakes Funding II, LLC - Series A units. Additionally, Great Lakes Funding II LLC - Series A declared distributions of $196,133 during the period ended June 30, 2025.
(n)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2025.

Opportunistic Credit Interval Fund	Schedule of Investments

June 30, 2025 (Unaudited)

Additional information on investments in private investment funds and unfunded commitments:

Security	Value	Redemption Frequency	Redemption Notice(Days)	Unfunded Commitments as of June 30, 2025
Great Lakes Funding II LLC, Series A(a)	$5,392,321	N/A	N/A	$2,206,981
Total	$5,392,321			$2,206,981

Unfunded Commitments:

Security	Value	Maturity	Unfunded Commitment
AIS Holdco, LLC, Revolver	$(1,110)	05/21/2029	$100,000
Broadway Strategic Return Fund LP, Delayed Draw Term Loan	2,423,750	03/13/2029	2,800,000
CCMG Buyer, LLC, Revolver	–	05/08/2030	250,000
Cor Leonis Limited, Revolver	6,293,716	05/15/2028	706,283
Dentive LLC, Delayed Draw Term Loan	1,671,348	12/26/2028	1,369,500
Enverus Holdings, Inc., Revolver	4,968	12/12/2029	68,948
Epilog Partners SPV III, LLC, Preferred	4,427,556	N/A	241,601
Expert Experience Credit Motors, LLC, Revolver	4,962,457	03/29/2026	287,543
HDC / HW Intermediate Holdings, LLC, Delayed Draw Term Loan	33,333	06/22/2026	22,221
Highmount DP SPV, LLC	3,571,429	N/A	1,428,571
IDC Infusion Services, Inc., Delayed Draw Term Loan	117,167	07/07/2028	16,234
Middle West Spirits, LLC, Revolver	–	04/23/2030	111,111
Morae Global Corporation, Delayed Draw Term Loan	48,016	10/31/2028	1,285,714
Morae Global Corporation, Revolver	97,663	10/31/2028	25,000
Next Flight Ventures, Delayed Draw Term Loan	252,903	12/26/2025	69,300
PhyNet Dermatology LLC, Delayed Draw Term Loan	–	10/20/2029	1,013,464
PMA Parent Holdings LLC, Revolver	(2,486)	01/31/2031	197,368
PMP OPCO, LLC, Delayed Draw Term Loan	(59,194)	05/31/2029	1,312,500
PMP OPCO, LLC, Revolver	(12,053)	05/31/2029	218,750
Riddell Inc., Delayed Draw Term Loan	(336)	03/29/2029	90,909
Riskonnect Parent LLC, Delayed Draw Term Loan	12,500	12/07/2028	5,000,000
Royal Palm Equity Partners I L.P., Delayed Draw Term Loan	60,425	10/24/2033	315,879
South Florida ENT Associates, Delayed Draw Term Loan	135,536	12/31/2028	30,905
TA/WEG HOLDINGS, LLC, Revolver	–	10/02/2028	207,900
Tank Holding Corp., Revolver	(314)	03/31/2028	6,848
Taoglas Group Holdings Limited, Revolver	75,487	02/28/2029	9,297
Total	$24,112,761		$17,185,846
Total Unfunded Commitments			$19,392,827